SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
Schedule of stock option activity

			Weighted
		Weighted	average	Aggregate	Weighted
	Number of	average	remaining	intrinsic	average grant-
	share options	exercise price	contractual life	value	date fair value
		US$	In years	US$ in thousands	US$
Outstanding as of January 1, 2023	68,361,198	2.90	7.23	498,336	2.99
Exercised	(11,810,406)	2.16
Forfeited	(718,812)	4.09
Outstanding as of December 31, 2023	55,831,980	3.04	6.34	294,189	3.15
Granted*	120,000	6.03
Exercised	(10,247,906)	2.57
Forfeited	(1,025,846)	4.83
Outstanding as of December 31, 2024	44,678,228	3.11	5.44	169,354	3.25
Exercised	(16,686,946)	2.96
Forfeited	(438,672)	3.49
Outstanding as of December 31, 2025	27,552,610	3.19	4.49	192,823	3.19
Vested and expected to vest as of December 31, 2025	27,552,610	3.19	4.49	192,823	3.19
Exercisable as of December 31, 2025	27,407,610	3.18	4.47	192,202	3.21
*	The weighted average grant-date fair value of share options granted in 2024 was US$0.10.

Schedule of RSU activity

		Weighted average
	Number of RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2023	20,812,946	11.23
Granted	26,216,836
Vested	(6,109,908)
Forfeited	(1,461,262)
Outstanding as of December 31, 2023	39,458,612	9.58
Granted	6,065,856
Vested	(11,721,356)
Forfeited	(2,265,298)
Outstanding as of December 31, 2024	31,537,814	9.20
Granted	9,405,680
Vested	(11,520,300)
Forfeited	(2,369,564)
Outstanding as of December 31, 2025	27,053,630	9.40

Schedule of share-based compensation expenses

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(In thousands)
Cost of revenues	46,395	43,332	22,550
Sales and marketing expenses	262,431	280,668	239,800
Research and development expenses	418,769	421,411	317,653
General and administrative expenses	329,372	398,274	331,984
Total	1,056,967	1,143,685	911,987